BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	May 05, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill			$ 645,095	$ 645,095
Business Acquisition, Pro Forma Revenue		$ 885,671
Business Acquisition, Pro Forma Net Income (Loss)		(64,529)
Action Sale and Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
All-cash transaction	$ 36,800
Business combination, deferred consideration	16,900
Fair value of business acquisition	6,400
Business combination cash settled	$ 382
Business combination cash and cash equivalents.				36,800
Deferred consideration				16,900
Goodwill				9,600
Business Acquisition, Pro Forma Revenue		25,100
Business Acquisition, Pro Forma Net Income (Loss)		3,900
Action Sale and Purchase Agreement [Member] | First Earn-Out Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue percentage	1.00%
Valuation adjustment value			900
Business combination cash settled		0	$ 600	700
Business combination collective value				6,000
Action Sale and Purchase Agreement [Member] | Second Earn-Out Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue percentage	3.00%
Earnout payable percentage	66.66%
Valuation adjustment value				$ 700
Business combination collective value		3,000
Action Sale and Purchase Agreement [Member] | Third Earn-Out Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue percentage	1.12%
Valuation adjustment value		500
Business combination collective value		$ 4,300